Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair value measurements
Fair value measurements

4.  Fair value measurements

The only financial assets and liabilities recognized at fair value on a recurring basis are the derivative financial instruments.

Fair value is the price that would be received from sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

(i)	In the principal market for the asset or liability, or
(ii)	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is assessed using the course of thought which market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The assessment of a non-financial asset’s fair value considers the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•Level 1 — Quoted (unadjusted) prices in active markets for identical assets or liabilities.

•Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Set out below, is a comparison by class of the carrying amounts and fair values of the Company’s financial instruments, other than those for which carrying amounts are reasonable approximations of fair values:

	Carrying amount				Fair value
	2017		2016		2017		2016
Assets
Derivative financial instruments	Ps.	497,403	Ps.	867,809	Ps.	497,403	Ps.	867,809

Liabilities
Financial debt	(3,476,742)		(1,988,181)		(3,481,741)		(1,988,445)
Derivative financial instruments	—		(14,144)		—		(14,144)

Total	Ps.	(2,979,339)	Ps.	(1,134,516)	Ps.	(2,984,338)	Ps.	(1,134,780)

The following table summarizes the fair value measurements at December 31, 2017:

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	497,403	Ps.	—	Ps.	497,403
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**	—		(3,481,741)		—		(3,481,741)

Net	Ps.	—	Ps.	(2,984,338)	Ps.	—	Ps.	(2,984,338)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2016:

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	867,809	Ps.	—	Ps.	867,809
Liabilities
Derivatives financial instruments:
Interest rate swap contracts**	—		(14,144)		—		(14,144)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**	—		(1,988,445)		—		(1,988,445)

Net	Ps.	—	Ps.	(1,134,780)	Ps.	—	Ps.	(1,134,780)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the loss from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2017, 2016 and 2015:

Consolidated statements of operations

Instrument	Financial statements line	2017		2016		2015
Jet fuel swap contracts	Fuel	Ps.	—	Ps.	—	Ps.	(128,330)
Jet fuel Asian call options contracts	Fuel	(26,980)		(305,166)		(112,675)
Foreign currency forward	Aircraft and engine rent expenses	(11,290)		—		—
Interest rate swap contracts	Aircraft and engine rent expenses	(13,827)		(48,777)		(46,545)

Total		Ps.	(52,097)	Ps.	(353,943)	Ps.	(287,550)

The following table summarizes the net (loss) gain on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

Consolidated statements of other comprehensive (loss) income

Instrument	Financial statements line	2017		2016		2015
Jet fuel Asian call options Contracts	OCI	Ps.	(54,202)	Ps.	583,065	Ps.	(221,592)
Interest rate swap contracts	OCI	14,144		41,629		27,723
Foreign currency forward	OCI	(2,090)		—		—

Total (Note 22)		Ps.	(42,148)	Ps.	624,694	Ps.	(193,869)